Unaudited Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A Common Stock
Weighted average shares outstanding diluted	18,336,854	20,757,500	19,547,177	20,757,500	20,757,500	20,757,500
Net income (loss) per common share diluted	$ (0.02)	$ 0.88	$ (0.09)	$ 0.55	$ (0.07)	$ 0.18
Class B Common Stock
Weighted average shares outstanding diluted	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Net income (loss) per common share diluted	$ (0.02)	$ (0.33)	$ (0.09)	$ 0.55	$ (0.07)	$ 0.18